Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities
Deferred tax assets, net	€ 416	€ 342
Net tax deferred Liabilities	(861)	(1,012)
Assets
Deferred tax assets and liabilities
Deferred assets, net	462	390
Net deferred Liabilities	422	404
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	29	31
Net deferred Liabilities	165	145
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	78	76
Net deferred Liabilities		2
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Deferred assets, net	40	27
Net deferred Liabilities	16	18
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	89	50
Net deferred Liabilities	4	3
Assets | IFRS16 deferred assets
Deferred tax assets and liabilities
Deferred assets, net	41	40
Net deferred Liabilities	180	183
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	105	88
Net deferred Liabilities	57	53
Assets | Property, plant and equipment
Deferred tax assets and liabilities
Deferred assets, net	80	78
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(46)	(48)
Net deferred Liabilities	(1,283)	(1,416)
Liabilities | IFRS16 deferred assets
Deferred tax assets and liabilities
Deferred assets, net	(38)	(37)
Net deferred Liabilities	(154)	(157)
Liabilities | Other
Deferred tax assets and liabilities
Net deferred Liabilities	(3)	(6)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(2)	(2)
Net deferred Liabilities	(449)	(451)
Liabilities | Property, plant and equipment
Deferred tax assets and liabilities
Deferred assets, net	(6)	(9)
Liabilities | Intangible assets
Deferred tax assets and liabilities
Net deferred Liabilities	(573)	(679)
Liabilities | Fixed assets
Deferred tax assets and liabilities
Net deferred Liabilities	(89)	(101)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (15)	€ (22)